UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 94.9%
Biotechnology - 5.9%
11,550	Affymax, Inc. (a)	$135,597
5,630	Ariad Pharmaceuticals, Inc. (a)	89,799
26,825	Dynavax Technologies Corp. (a)	135,734
12,790	Halozyme Therapeutics, Inc. (a)	163,200
7,500	Pharmacyclics, Inc. (a)	208,200
		732,530
Business Services - 14.7%
3,735	Chefs' Warehouse Holdings, Inc. (a)	86,428
4,030	DealerTrack Holdings, Inc. (a)	121,948
7,705	Dycom Industries, Inc. (a)	179,989
4,835	Huron Consulting Group, Inc. (a)	181,602
14,645	Innerworkings, Inc. (a)	170,614
2,795	Liquidity Services, Inc. (a)	125,216
3,610	Mistras Group, Inc. (a)	85,990
3,925	Sourcefire, Inc. (a)	188,910
11,429	Tangoe, Inc. (a)	214,979
1,130	The Advisory Board Co. (a)	100,141
1,210	Ultimate Software Group, Inc. (a)	88,669
6,885	United Rentals, Inc. (a)	295,298
		1,839,784
Consumer Discretionary - 10.1%
2,040	Annie's, Inc. (a)	71,074
3,165	Asbury Automotive Group, Inc. (a)	85,455
545	Buffalo Wild Wings, Inc. (a)	49,426
2,010	Conn's, Inc. (a)	30,853
6,230	Cost Plus, Inc. (a)	111,517
3,190	Fuel Systems Solutions, Inc. (a)	83,450
3,495	Greenway Medical Technologies (a)	53,404
2,730	Imax Corp. (a)	66,721
2,380	Liz Claiborne, Inc. (a)	31,797
5,025	Lumber Liquidators Holdings, Inc. (a)	126,178
870	Oxford Industries, Inc.	44,213
850	P.F. Chang's China Bistro, Inc.	33,592
845	Red Robin Gourmet Burgers, Inc. (a)	31,426
5,615	Ryland Group, Inc.	108,257
10,520	Spirit Airlines, Inc. (a)	211,136
2,705	Steven Madden, Ltd. (a)	115,639
		1,254,138
Consumer Services - 1.2%
2,945	Life Time Fitness, Inc. (a)	148,929

Energy - 4.4%
3,560	Approach Resources, Inc. (a)	131,542
3,130	Goodrich Petroleum Corp. (a)	59,533
13,465	Hercules Offshore, Inc. (a)	63,689
2,070	Hornbeck Offshore Services, Inc. (a)	87,002
11,947	Kodiak Oil & Gas Corp. (a)	118,992
3,889	Sanchez Energy Corp. (a)	87,308
		548,066
Financial Services - 5.2%
510	Altisource Portfolio Solutions SA (a)	30,926
1,595	Bank of the Ozarks, Inc.	49,860
6,530	Bankrate, Inc. (a)	161,618
9,822	Boston Private Financial Holdings, Inc.	97,336
1,745	Cardtronics, Inc. (a)	45,806
13,260	PrivateBancorp, Inc.	201,154
7,145	Western Alliance Bancorp. (a)	60,518
		647,218
Health-Care - 9.6%
6,700	ABIOMED, Inc. (a)	148,673
10,305	Akorn, Inc. (a)	120,569
5,475	Align Technology, Inc. (a)	150,836
7,470	Amarin Corp PLC, ADR (a)	84,560
1,240	Cyberonics, Inc. (a)	47,281
11,292	Endologix, Inc. (a)	165,428
805	HeartWare International, Inc. (a)	52,881
2,436	MAKO Surgical Corp. (a)	102,677
1,195	Medivation, Inc. (a)	89,290
1,965	Salix Pharmaceuticals, Ltd. (a)	103,163
1,670	Vivus, Inc. (a)	37,341
1,415	Vocera Communications, Inc. (a)	33,111
2,100	Volcano Corp. (a)	59,535
		1,195,345
Health-Care Services - 0.4%
1,050	Centene Corp. (a)	51,419

Industrials - 11.4%
2,340	Chart Industries, Inc. (a)	171,592
1,891	Haynes International, Inc.	119,795
10,180	Horsehead Holding Corp. (a)	115,950
4,685	On Assignment, Inc. (a)	81,847
5,805	Proto Labs, Inc. (a)	197,893
10,505	Spirit Aerosystems Holdings, Inc. (a)	256,952
2,115	Titan International, Inc.	50,020
5,570	Titan Machinery, Inc. (a)	157,074
2,145	Trex Co., Inc. (a)	68,812
4,560	US Silica Holdings, Inc. (a)	95,486
2,575	Westport Innovations, Inc. (a)	105,369
		1,420,790
Retail - 12.0%
6,055	Aeropostale, Inc. (a)	130,909
5,472	Francesca's Holdings Corp. (a)	172,970
2,290	Hibbett Sports, Inc. (a)	124,920
13,035	HOT Topic, Inc.	132,305
4,585	Mattress Firm Holding Corp. (a)	173,771
2,160	Michael Kors Holdings, Ltd. (a)	100,634
6,815	Pier 1 Imports, Inc. (a)	123,897
6,793	Select Comfort Corp. (a)	220,025
2,345	The Fresh Market, Inc. (a)	112,443
1,470	The Men's Wearhouse, Inc.	56,992
4,260	Zumiez, Inc. (a)	153,829
		1,502,695
Software - 4.6%
7,640	Aspen Technology, Inc. (a)	156,849
3,445	Constant Contact, Inc. (a)	102,627
1,220	Demandware, Inc. (a)	36,356
1,215	ExactTarget, Inc. (a)	31,590
7,218	LivePerson, Inc. (a)	121,046
1,415	PROS Holdings, Inc. (a)	26,461
1,485	Synchronoss Technologies, Inc. (a)	47,401
1,860	Yelp, Inc. (a)	50,015
		572,345
Technology - 15.4%
5,950	Allot Communications, Ltd. (a)	138,338
4,670	Brightcove, Inc. (a)	115,816
1,575	Cavium, Inc. (a)	48,731
2,745	Cirrus Logic, Inc. (a)	65,331
3,555	CommVault Systems, Inc. (a)	176,470
4,653	Fabrinet (a)	82,405
935	FARO Technologies, Inc. (a)	54,539
3,910	Imperva, Inc. (a)	153,076
5,915	Inphi Corp. (a)	83,875
5,220	InvenSense, Inc. (a)	94,482
1,405	IPG Photonics Corp. (a)	73,130
2,915	Jive Software, Inc. (a)	79,171
4,355	Maxwell Technologies, Inc. (a)	79,827
2,960	Mellanox Technologies, Ltd. (a)	123,817
3,030	Monolithic Power Systems, Inc. (a)	59,600
4,755	Procera Networks, Inc. (a)	106,322
3,020	Silicon Motion Technology Corp., ADR (a)	58,497
3,240	Ubiquiti Networks, Inc. (a)	102,481
3,130	Velti PLC (a)	42,412
5,290	Volterra Semiconductor Corp. (a)	182,055
		1,920,375

Total Common Stock (Cost $9,884,075)	11,833,634

Total Investments - 94.9% (Cost $9,884,075)*	$11,833,634

Other Assets & Liabilities, Net – 5.1%	641,858
Net Assets – 100.0%	$12,475,492

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,016,518
Gross Unrealized Depreciation	(66,959)
Net Unrealized Appreciation	$1,949,559

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$11,833,634
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$11,833,634

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 97.0%
Australia - 1.3%
30,900	BHP Billiton, Ltd., ADR	$2,237,160

Belgium - 1.1%
15,936	Solvay SA, Class A	1,886,703

Canada - 1.7%
88,837	Methanex Corp.	2,892,802

Finland - 3.3%
46,488	Kone Oyj, Class B	2,589,783
38,520	Konecranes Oyj	1,012,070
95,793	YIT Oyj	2,059,476
		5,661,329
France - 4.1%
19,265	Christian Dior SA	2,956,063
106,100	Etablissements Maurel et Prom	1,865,751
22,254	Imerys SA	1,353,118
62,939	Transgene SA (a)	885,585
		7,060,517
Germany - 8.2%
26,900	BASF SE	2,353,141
168,900	Deutsche Telekom AG	2,033,439
48,400	Hannover Rueckversicherung AG	2,875,104
15,900	Muenchener Rueckversicherungs AG, Class R	2,397,319
77,500	Symrise AG	2,242,949
42,450	Wincor Nixdorf AG	2,088,548
		13,990,500
Hong Kong - 0.9%
2,196,000	Guangdong Investment, Ltd.	1,529,880

India - 2.0%
35,905	Infosys, Ltd., ADR	2,047,662
16,400	State Bank of India, GDR	1,349,697
		3,397,359
Ireland - 4.9%
104,342	CRH PLC	2,129,162
3,406,033	Greencore Group PLC	4,154,064
239,393	Smurfit Kappa Group PLC	2,182,587
		8,465,813

Israel - 1.4%
52,800	Teva Pharmaceutical Industries, Ltd., ADR	2,379,168

Italy - 0.7%
206,850	Trevi Finanziaria Industriale SpA	1,225,440

Japan - 7.6%
121,400	Asahi Group Holdings, Ltd.	2,688,489
354	KDDI Corp.	2,292,425
59,616	MEIJI Holdings Co., Ltd.	2,603,743
602,000	Nichirei Corp.	2,821,989
1,189,000	Showa Denko KK	2,700,640
		13,107,286
Norway - 1.5%
198,296	DNB ASA	2,548,886

South Africa - 1.4%
50,270	Sasol, Ltd.	2,427,980

South Korea - 2.2%
3,427	Samsung Electronics Co., Ltd.	3,856,339

Sweden - 4.5%
305,200	Duni AB, Class A	2,802,518
107,502	Investor AB, Class B	2,383,770
78,200	Svenska Handelsbanken AB, Class A	2,492,878
		7,679,166
Switzerland - 1.4%
42,300	Novartis AG	2,341,097

Thailand - 1.3%
921,550	Thai Oil PCL	2,165,717

United Kingdom - 8.3%
1,409,202	Barratt Developments PLC (a)	3,178,168
228,630	BBA Aviation PLC	782,585
243,588	Bellway PLC	3,187,086
346,258	Persimmon PLC	3,544,576
4,178,040	Taylor Wimpey PLC	3,441,631
		14,134,046

United States - 39.2%
61,600	Allete, Inc.	2,555,784
262,650	Ameris Bancorp (a)	3,451,221
152,404	Astoria Financial Corp.	1,502,703
139,467	Brooks Automation, Inc.	1,719,628
84,851	Carter's, Inc. (a)	4,223,034
169,774	Colony Bankcorp, Inc. (a)	657,025
62,200	Forest Laboratories, Inc. (a)	2,157,718
538,514	Frontier Communications Corp.	2,245,603
27,667	General Dynamics Corp.	2,030,204
49,800	H.J. Heinz Co.	2,666,790
76,838	Hewlett-Packard Co.	1,831,050
90,924	Independent Bank Corp.	2,612,247
112,063	International Bancshares Corp.	2,370,132
189,565	Mac-Gray Corp.	2,868,118
49,582	Marathon Oil Corp.	1,571,749
24,791	Marathon Petroleum Corp.	1,074,938
36,344	NextEra Energy, Inc.	2,219,892
52,400	Peoples Bancorp, Inc.	919,096
25,565	Praxair, Inc.	2,930,772
42,933	Quest Diagnostics, Inc.	2,625,353
77,801	Questcor Pharmaceuticals, Inc. (a)	2,926,874
177,097	Southwest Bancorp, Inc. (a)	1,632,834
36,255	The Chubb Corp.	2,505,583
36,000	The J.M. Smucker Co.	2,928,960
50,684	UnitedHealth Group, Inc.	2,987,315
129,700	Univest Corp. of Pennsylvania	2,176,366
57,551	Verizon Communications, Inc.	2,200,175
119,838	Webster Financial Corp.	2,716,728
36,600	WellPoint, Inc.	2,701,080
		67,008,972

Total Common Stock (Cost $163,805,834)	165,996,160

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.1%
Certificates of Deposit - 0.1%
32,571	Middlesex Federal Savings Bank	1.00%	11/26/12	32,571
32,507	Stoneham Savings Bank	0.60	11/24/12	32,507

Total Certificates of Deposit (Cost $65,078)	65,078

Total Short-Term Investments (Cost $65,078)	$65,078

Total Investments - 97.1% (Cost $163,870,912)*	166,061,238

Other Assets & Liabilities, Net – 2.9%	5,019,308
Net Assets – 100.0%	$171,080,546

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,488,230
Gross Unrealized Depreciation	(31,297,904)
Net Unrealized Appreciation	$2,190,326

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$2,237,160	$-	$-	$2,237,160
Belgium	1,886,703	-	-	1,886,703
Canada	2,892,802	-	-	2,892,802
Finland	5,661,329	-	-	5,661,329
France	7,060,517	-	-	7,060,517
Germany	13,990,500	-	-	13,990,500
Hong Kong	1,529,880	-	-	1,529,880
India	3,397,359	-	-	3,397,359
Ireland	8,465,813	-	-	8,465,813
Israel	2,379,168	-	-	2,379,168
Italy	1,225,440	-	-	1,225,440
Japan	13,107,286	-	-	13,107,286
Norway	2,548,886	-	-	2,548,886
South Africa	2,427,980	-	-	2,427,980
South Korea	3,856,339	-	-	3,856,339
Sweden	7,679,166	-	-	7,679,166
Switzerland	2,341,097	-	-	2,341,097
Thailand	-	2,165,717	-	2,165,717
United Kingdom	14,134,046	-	-	14,134,046
United States	67,008,972	-	-	67,008,972
Certificates of Deposit	-	65,078	-	65,078
Total Investments At Value	$163,830,443	$2,230,795	$-	$166,061,238

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.1%
Consumer Discretionary - 13.5%
143,670	Comcast Corp., Class A	$4,311,537
223,130	Digital Generation, Inc. (a)	2,278,157
130,090	Imax Corp. (a)	3,179,400
100,930	Johnson Controls, Inc.	3,278,206
		13,047,300
Consumer Staples - 3.5%
75,590	CVS Caremark Corp.	3,386,432

Energy - 13.2%
57,035	Devon Energy Corp.	4,056,329
21,982	Kinder Morgan Management, LLC (a)	1,640,517
108,670	Marathon Oil Corp.	3,444,839
116,050	The Williams Cos., Inc.	3,575,500
		12,717,185
Financials - 22.5%
62,260	ACE, Ltd.	4,557,432
73,305	AON Corp.	3,596,343
98,630	CIT Group, Inc. (a)	4,067,501
100,220	MetLife, Inc.	3,743,217
70,200	State Street Corp.	3,194,100
105,040	SunTrust Banks, Inc.	2,538,817
		21,697,410
Health Care Equipment and Services - 7.0%
62,555	Baxter International, Inc.	3,739,538
137,840	Hologic, Inc. (a)	2,970,452
		6,709,990
Industrials - 8.0%
41,510	Cooper Industries PLC	2,654,564
22,000	Republic Services, Inc.	672,320
54,130	United Parcel Service, Inc., Class B	4,369,374
		7,696,258
Pharmaceuticals, Biotechnology and Life Sciences - 7.8%
75,670	Life Technologies Corp. (a)	3,694,209
67,080	Thermo Fisher Scientific, Inc.	3,781,971
		7,476,180
Software & Services - 22.6%
154,660	Broadridge Financial Solutions, Inc.	3,697,921
48,475	Check Point Software Technologies, Ltd. (a)	3,094,644
6,656	Google, Inc., Class A (a)	4,268,093
125,145	Microsoft Corp.	4,035,926
113,950	Oracle Corp.	3,322,782
191,021	The Western Union Co.	3,361,970
		21,781,336

Total Common Stock (Cost $78,035,720)	94,512,091

Money Market Funds - 1.6%
1,518,183	Fidelity Institutional Cash Money Market Fund, 0.22% (b)(Cost $1,518,183)	1,518,183

Total Investments - 99.7% (Cost $79,553,903)*	$96,030,274

Other Assets & Liabilities, Net – 0.3%	295,699
Net Assets – 100.0%	$96,325,973

LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2012.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,074,511
Gross Unrealized Depreciation	(1,598,140)
Net Unrealized Appreciation	$16,476,371

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Consumer Discretionary	$13,047,300	$-	$-	$13,047,300
Consumer Staples	3,386,432	-	-	3,386,432
Energy	12,717,185	-	-	12,717,185
Financials	21,697,410	-	-	21,697,410
Health Care Equipment and Services	6,709,990	-	-	6,709,990
Industrials	7,696,258	-	-	7,696,258
Pharmaceuticals, Biotechnology and Life Sciences	7,476,180	-	-	7,476,180
Software & Services	21,781,336	-	-	21,781,336
Money Market Funds	-	1,518,183	-	1,518,183
Total Investments At Value	$94,512,091	$1,518,183	$-	$96,030,274

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	May 3, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 3, 2012